Nationwide Renaissance Small Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.12%	14.29%
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%		9.57%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	(11.43%)	2.93%		6.69%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(15.99%)	1.13%		3.70%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(3.42%)	2.14%		4.31%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	(5.72%)	4.51%		7.69%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	(5.78%)	4.44%		7.60%